Significant Accounting Policies - Exchange Rates for Euros into U.S. Dollars Applicable for Translation of NXP's Financial Statements (Detail)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Period End [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.3190		1.2938		1.3370
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.2887	[1]	1.3908	[1]	1.3326	[1]
High [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.2238		1.2938		1.2183
Low [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.3347		1.4531		1.4402

[1]	The average rates are the average rates based on monthly quotations.